Financial assets, liabilities and financial result (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

The following table reconciles (i) the assets and liabilities for each of these two areas (intra-group transactions between telecom activities and Orange Bank are not eliminated) with (ii) the consolidated statement of financial position at December 31, 2017.

(in millions of euros)	Orange consolidated financial statements	O/w telecom activities	Note	O/w Orange Bank	Note	O/w eliminations telecom activities / bank
Non-current financial assets	3,711	2,274	11.7	1,464	15.1.2	(27) (1)
Non-current derivatives, assets	213	200	11.8	13	15.1.4	-
Current loans and receivables of Orange Bank	3,096	-		3,096	15.1.1	-
Current financial assets	2,865	2,686	11.7	331	15.1.2	(152) (2)
Current derivatives, assets	34	34	11.8	-		-
Cash and cash equivalents	5,810	5,333		477		-

Non-current financial liabilities	26,293	26,293	11.3	27		(27) (1)
Non-current derivatives, liabilities	1,002	929	11.8	73	15.1.4	-
Current debts related to Orange Bank operations	4,660	-		4,660	15.1.3	-
Current financial liabilities	6,311	6,182	11.3	281	15.2.1	(152) (2)
Current derivatives, liabilities	34	34	11.8	-		-
(1) Loan granted by Orange SA to Orange Bank.
(2) Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreement of OATs (Obligations assimilables au Trésor) securities between Orange SA and Orange Bank.

Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of other gains and losses on financial assets and liabilities

	Finance costs, net						Other compre-hensive income
(in millions of euros)	Cost of gross financial debt	Gains (losses) on assets contributing to net financial debt	Cost of net financial debt	Foreign exchange gains (losses)	Other net financial expenses (1)	Finance costs, net	Reserves
2017
Financial assets	-	11	11	(54)	(346)		20
Financial liabilities	(1,357)	-	(1,357)	1,217	-		-
Derivatives	83	-	83	(1,226)	-		49
Discounting expense	-	-	-	-	(43)		-
Total	(1,274)	11	(1,263)	(63)	(389)	(1,715)	69
2016
Financial assets	-	23	23	(334)	(509)		(4)
Financial liabilities	(1,468)	-	(1,468)	130	-		61(2)
Derivatives	61	-	61	55	-		(361)
Discounting expense	-	-	-	-	(55)		-
Total	(1,407)	23	(1,384)	(149)	(564)	(2,097)	(304)
2015
Financial assets	-	39	39	19	34		15
Financial liabilities	(1,715)	-	(1,715)	(1,233)	-		-
Derivatives	118	-	118	1,215	-		538
Discounting expense	-	-	-	-	(60)		-
Total	(1,597)	39	(1,558)	1	(26)	(1,583)	553

(1) Include effects related to the investment in BT for (372) million euros in 2017 and (533) million of euros in 2016.
(2) Bonds designated as net investment hedge.

Schedule of net financial debt

As a consequence, these components related to unmatured hedging instruments are added to gross financial debt to offset this temporary difference.

(in millions of euros)	Note	December 31, 2017	December 31, 2016	December 31, 2015
TDIRA	11.4	1,234	1,212	1,198
Bonds	11.5	25,703	27,370	26,826
Bank loans and from development organizations and multilateral lending institutions	11.6	2,961	2,710	2,690
Finance lease liabilities		571	622	592
Cash collateral received	12.5	21	541	1,447
NEU Commercial Papers (1)		1,358	542	725
Bank overdrafts		193	278	209
Other financial liabilities		434	250	377
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		32,475	33,525	34,064
Derivatives (liabilities) current and non-current	11.1	963	561	384
Derivatives (assets) current and non-current	11.1	(234)	(960)	(1,684)
Other comprehensive income components related to unmatured hedging instruments		(686)	(763)	(418)
Gross financial debt after derivatives (a)		32,518	32,363	32,346
Cash collateral paid (2)	11.7	(695)	(77)	(94)
Investments at fair value (3)	11.7	(2,647)	(1,576)	(1,231)
Cash equivalents	11.1	(3,166)	(3,942)	(2,281)
Cash	11.1	(2,167)(4)	(2,324)	(2,188)
Assets included in the calculation of net financial debt (b)		(8,675)	(7,919)	(5,794)
Net financial debt (a) + (b)		23,843	24,444	26,552
(1) Negotiable European Commercial Papers (formerly called "commercial papers").
(2) Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(3) Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 11.7)

(4) As at December 31, 2017, the amount does not take into account the effect of the escrowed amount of approximatively 346 million euros in February 2018 related to the Digicel litigation (see Note 16.1).

	December 31, 2016	Cash flows	Other changes with no impact on cash flows from financing activities			December 31, 2017
(in millions of euros)			Acquisition	Foreign exchange movement	Other
TDIRA	1,212	-	-	-	22	1,234
Bonds	27,370	(460)	-	(1,104)	(103) (1)	25,703
Bank loans and from development organizations and multilateral lending institutions	2,710	294	-	(54)	11	2,961
Finance lease liabilities	622	(96)	-	-	45	571
Cash collateral received	541	(520)	-	-	-	21
NEU Commercial Papers	542	818	-	(2)	-	1,358
Bank overdrafts	278	(66)	-	(19)	-	193
Other financial liabilities	250	196	-	(21)	9	434
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	33,525	166	-	(1,200)	(16)	32,475
Net derivatives	(399)	(66)	-	1,183	11	729
Cash collateral paid	(77)	(618)	-	-	-	(695)
Cash flows from financing activities		(518)
(1) Mainly accrued interests.

Schedule of net financial debt by currency

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	MAD	Other	Total
Gross financial debt after derivatives	20,445	7,201	2,766	43	266	616	1,181	32,518
Financial assets included in the calculation of net financial debt	(7,523)	(64)	(0)	(117)	(10)	(227)	(734)	(8,675)
Net debt by currency before effect of foreign exchange derivatives (1)	12,922	7,137	2,766	(74)	256	389	447	23,843
Effect of foreign exchange derivatives	9,416	(7,130)	(3,603)	1,624	-	-	(307)	-
Net financial debt by currency after effect of foreign exchange derivatives	22,338	7	(837)	1,550	256	389	140	23,843

(1) Including the market value of derivatives in local currency.

Schedule of net financial debt by entity

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Orange SA	22,501	23,154	24,617
FT Immo H	482	536	496
Médi Telecom	390	423	436
Orange Espagne	113	169	511
Orange Egypt	107	309	862
Other	250	(147)	(370)
Net financial debt	23,843	24,444	26,552

Schedule of difference between nominal amount and sum of equity and debt components

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Number	89,398	89,398	89,398
Equity component before deferred taxes	303	303	303
Original debt component (a)	958	958	958
TDIRA nominal amount	1,261	1,261	1,261
Amortized cost adjustment excluding accrued interests (b)	269	247	232
Accrued interests (c)	7	7	8
Total debt amount in statement of financial position (a) + (b) + (c)	1,234	1,212	1,198
Paid interest	27	30	35

Schedule of financial assets

	December 31, 2017			December 31, 2016	December 31, 2015
(in millions of euros)	Non-current	Current	Total	Total	Total

Assets available for sale
Equity securities	1,067	-	1,067	1,878	144
Financial assets at fair value
Investments at fair value	-	2,647	2,647	1,576	1,231
o/w negotiable debt securities	-	2,498	2,498	1,576	1,127
o/w others	-	149 (1)	149	-	104 (2)
Equity securities measured at fair value	146	-	146	80	77
Cash collateral paid	695	-	695	77	94
Other financial assets
Receivables related to investments	42 (3)	4	46	47	29
Other	324	35	359	344	543
Total	2,274	2,686	4,960	4,002	2,118
(1) OAT bonds (repurchase agreement with Orange Bank).
(2) Short-term bonds.
(3) Including loan from Orange SA to Orange Bank (27 million of euros).

Schedule of assets available for sale

(in millions of euros)	2017	2016	2015
Assets available for sale in the opening balance	1,878	144	91
BT shares received as remuneration for the disposal of EE	-	2,462	-
Sale of one third of BT shares	(570)	-	-
Impairment of BT shares maintained excluding effect of FX risk hedge (1)	(325)	(753)	-
Changes in fair value	20	1	15
Other movements	64	24	38
Assets available for sale in the closing balance	1,067	1,878	144

(1) At December 31, 2017, the Group maintained 266 million of BT shares, whose fair value amounts to 814 million euros against 1,139 million euros at December 31, 2016. The fair value of the total of BT shares held amounted to 1,709 million euros at December 31, 2016.

Schedule of consolidated net income of investment

(in millions of euros)	2017	2016
Impairment on BT shares before hedging of FX risk	(325)	(753)
Foreign exchange hedging effect	32	151
Sale of one third of BT shares effect	(126)	-
Dividends received	47	69
Effect in the consolidated financial net income of the investment in BT	(372)	(533)

Schedule of other comprehensive income

(in millions of euros)	2017	2016	2015
Profit (loss) recognized in other comprehensive income during the period	20	(601)	15
Reclassification in net income during the period (1)	-	602	-
Other comprehensive income relating to telecom activities	20	1	15

(1) In 2016, related to impairment on BT shares after foreign exchange hedging effect.

Schedule of derivatives

	December 31, 2017	December 31, 2016	December 31, 2015
(in millions of euros)	Net	Net	Net
Cash flow hedge derivatives	(447)	553	1,111
Fair value hedge derivatives	(0)	(26)	91
Net investment hedge derivatives	-	-	-
Hedging derivatives	(447)	527	1,202
Derivatives held for trading (1)	(282)	(128)	98
Net derivatives(2)	(729)	399	1,300

(1) Mainly due to the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value - see Note 13.4) for (203) million euros in 2017, (152) million euros in 2016 and 82 million euros in 2015.

(2) O/w foreign exchange effects of the cross currency swaps (classified as hedging or held for trading) hedging foreign exchange risk on gross debt notional for 125 million euros in December 31, 2017, 1,254 million euros in 2016 and 1,527 million euros in 2015. The foreign exchange effects of the cross currency swaps is the difference between the notional converted at the closing rate and its notional converted at the opening rate (or at the trading day spot rate in case of new instrument).

Schedule of maturity analysis

	Notional amounts of hedging instruments per maturity (in millions of hedged currency units)
Hedging instruments	2018	2019	2020	2021	2021 and beyond
Cross currency swaps (1)
Hedged currency
GBP	-	-	238	517	1,137 (3)
HKD	-	-	-	-	1,110 (4)
JPY	-	7,500	-	-	-
NOK	-	-	-	-	500 (5)
USD	-	3,250	70	1,000	4,200 (6)
Interest rate swaps (2)
EUR	50	-	-	255	100 (7)

(1) Hedging of interest rate risk and foreign exchange risk on Orange SA bonds.
(2) Hedging of interest rate risk on Orange SA bonds.
(3) 262 MGBP with a maturity 2025, 500 MGBP with a maturity 2028, 250 MGBP with a maturity 2034 and 125 MGBP with a maturity 2050.
(4) 1,110 MHKD with a maturity 2023.
(5) 500 MNOK with a maturity 2025.
(6) 2,450 MUSD with a maturity 2031, 900 MUSD with a maturity 2042 and 850 MUSD with a maturity 2044.
(7) 100 MEUR with a maturity 2030.

Schedule of change in cash flow hedge reserve

(in millions of euros)	2017	2016	2015
Gain (loss) recognized in other comprehensive income during the period (1)	51	(288)	649
Reclassification in financial result for the period	(10)	(79)	(112)
Reclassification in operating income for the period	(3)	(1)	1
Reclassification in initial carrying amount of hedged item	11	4	0
Other comprehensive income	49	(364)	538

(1) Mainly includes hedge of future interests on debts denominated in foreign currencies via cross currency swaps.

Schedule of fair value hedge affected net finance costs

	2017	2016	2015
Effective portion of hedging derivatives	43	314	(63)
Gain (loss) recognized on hedged items	(43)	(314)	63
Costs of hedge (swap points)	(6)	(12)	(18)
Total effect on financial expenses	(6)	(12)	(18)

Schedule of hedging instrument reserve

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Other comprehensive income related to unmatured hedging instruments	(686)(1)	(763)	(420)
O/w Orange SA	(666)	(738)	(377)
O/w other entities	(20)	(25)	(43)
Reserve to be amortized for discontinued hedges	486	514	470
Other comprehensive income related to hedging instruments	(200)	(249)	50
(1) See Note 11.3.

Bonds, financial liabilities [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

				Oustanding amount (in millions of euros)

Notional currency	Initial nominal amount (in millions of currency units)	Maturity	Interest rate (%)	December 31, 2017	December 31, 2016	December 31, 2015
Bonds matured before December 31, 2017					2,315	4,296
MAD(1)	1,200	January 31, 2018	4.87	107	112	111
EUR	1,550	May 22, 2018	5.625	1,550	1,550	1,550
EUR	465	July 25, 2018	EUR HICP + 3.00(2)	465	465	465
EUR	850	September 3, 2018	1.875	843	843	850
EUR	50	September 26, 2018	3M Euribor + 0.57	50	50	50
MAD(1)	1,300	December 23, 2018	5.12	116	122	121
EUR	750	January 23, 2019	4.125	750	750	750
JPY	7,500	January 24, 2019	1.41625	56	61	57
USD	750	February 6, 2019	2.75	625	712	689
USD	1,250	July 8, 2019	5.375	1,042	1,186	1,148
EUR	750	October 2, 2019	1.875	750	750	750
USD	1,250	November 3, 2019	1.625	1,042	1,186	-

(1) Bonds issued by Médi Telecom.
(2) EUR HICP: Harmonized index of Consumer Prices, an indicator of inflation and price stability calculated by the European Central Bank.
				Oustanding amount (in millions of euros)

Notional currency	Initial nominal amount (in millions of currency units)	Maturity	Interest rate (%)	December 31, 2017	December 31, 2016	December 31, 2015
EUR	25	February 10, 2020	4.2	25	25	25
EUR(3)	25	February 10, 2020	10Y CMS + 0.80	25	25	25
EUR	1,000	April 9, 2020	3.875	1,000	1,000	1,000
GBP	450	November 10, 2020	7.25	268	278	324
EUR	1,250	January 14, 2021	3.875	1,250	1,250	1,250
GBP(4)	517	June 27, 2021	0.375	583	-	-
USD	1,000	September 14, 2021	4.125	834	949	919
EUR	255	October 13, 2021	10Y CMS + 0.69	255	255	255
EUR	272	December 21, 2021	10Y TEC + 0.50	272	272	272
EUR	1,000	June 15, 2022	3.000	1,000	1,000	1,000
EUR	500	September 16, 2022	3.375	500	500	500
EUR	500	March 1, 2023	2.5	500	500	500
EUR	750	September 11, 2023	0.75	750	-	-
HKD	700	October 6, 2023	3.23	75	86	83
HKD	410	December 22, 2023	3.55	44	50	49
EUR	650	January 9, 2024	3.125	650	650	650
NOK	500	September 17, 2025	3.35	51	55	52
EUR	750	May 12, 2025	1.000	750	750	-
GBP	350	December 5, 2025	5.25	296	306	358
EUR	75	November 30, 2026	4.125	75	75	75
EUR	750	February 3, 2027	0.875	750	750	-
EUR	500	September 9, 2027	1.5	500	-	-
EUR	50	April 11, 2028	3.22	50	50	50
GBP	500	November 20, 2028	8.125	564	584	681
EUR	150	April 11, 2029	3.3	150	150	150
EUR	105	September 17, 2030	2.6	105	105	105
EUR	100	November 6, 2030	1.418(5)	100	100	100
USD	2,500	March 1, 2031	9.000(6)	2,052	2,335	2,261
EUR	50	December 5, 2031	4.300 (zero coupon)	64	61	59
EUR	50	December 8, 2031	4.350 (zero coupon)	65	62	59
EUR	50	January 5, 2032	4.450 (zero coupon)	62	59	57
EUR	1,500	January 28, 2033	8.125	1,500	1,500	1,500
EUR	55	September 30, 2033	3.75	55	55	55
GBP	500	January 23, 2034	5.625	564	584	681
EUR	50	April 16, 2038	3.5	50	50	50
USD	900	January 13, 2042	5.375	750	855	827
USD	850	February 6, 2044	5.5	709	807	781
GBP	500	November 22, 2050	5.375	564	585	681
Outstanding amount of bonds				25,253	26,820	26,271
Accrued interest				550	640	650
Amortized cost				(100)	(90)	(95)
Total				25,703	27,370	26,826
(3) Bond measured at fair value through profit or loss.
(4) Exchangeable bonds in BT shares (see below).

(5) Bond bearing interests at a fixe rate of 2% until 2017 and then at CMS 10 years x 166% (1.418% until November 2018). The variable rate is floored at 0% and capped at 4% until 2023 and at 5% beyond.

(6) Bond with a step-up clause (clause that triggers a change in interest payments of Orange's credit rating from the rating agencies changes). See Note 12.3.

Bank loans and from development organizations and multilateral lending institutions [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Orange Egypt	183	302(1)	744
Médi Telecom	385	177	206
Sonatel	289	176	1
Orange Côte d'Ivoire	275	118	-
Orange Cameroun	101	112	183
Other	240	162	152
Bank loans	1,473	1,047	1,286
Orange SA	1,388	1,530(2)	799
Orange Espagne	100	133	467
Other	-	-	138
Loans from development organizations and multilateral lending institutions(3)	1,488	1,663	1,404
Total	2,961	2,710	2,690

(1) The change in 2016 of Orange Egypt bank loans is mainly due to the devaluation of the Egyptian pound, currency in which the loans are denominated.
(2) Orange SA negotiated in August 2016 a loan with the European Investment bank for a notional of 750 million euros maturing in 2023.
(3) Primarily the European Investment Bank.